Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 332,350,000.00
Previously Paid Amount	33,748.19
Total Fee Amount	45,897.54
Total Offset Amount	0.00
Net Fee	$ 12,149.35
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A